Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 75.4				$ 75.4
Recognized tax deduction	137.4	$ 200.6
Contribution to AICF	109.6		$ 248.5	$ 153.3	722.5	$ 1,002.8
Foreign tax credit carry-forwards	115.0		118.7		115.0
Valuation allowance	258.0		$ 261.2		258.0
Income tax paid, net of refunds	117.1
Current taxes receivable, CARES Act	29.6				29.6
Total amount of unrecognized tax benefits	0.9				0.9
Interest and penalties recognized income tax expense	0.9
Foreign Tax Credit Carry-Forwards
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 111.3				$ 111.3
Percentage of valuation allowance against foreign tax credit carry-forwards (as percent)	100.00%				100.00%
Foreign tax credit carry-forwards, subject to expiration	$ 3.7				$ 3.7
Valuation allowance	$ 2.1				$ 2.1